Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0000097745
Registrant Name	Thermo Fisher Scientific Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES